REVERSE TAKEOVER TRANSACTION (Details)	13 Months Ended
Dec. 31, 2021 USD ($)
Purchase Price Consideration Paid
Estimated Fair Value Of Shares Issued (i)	$ 1,865,356
Estimated Fair Value Of Options Issued (ii)	16,030
Total	$ 1,881,386